Taxes - Schedule of Taxes Payable (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 9,075	$ 9,213
Total taxes payable	$ 9,075	$ 9,213